Performance Management	Oct. 31, 2025
AllianzIM U.S. Equity Buffer10 Jan ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to January 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to January 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	10.42%
Lowest Quarterly Return (Q2, 2022)	-10.31%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Jan ETF	One Year	Five Years	Since Inception 12/31/2020
Return Before Taxes	14.30%	10.51%	10.51%
Return After Taxes on Distributions	14.30%	10.51%	10.51%
Return After Taxes on Distributions and Sale of Fund Shares	8.46%	8.36%	8.36%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	12.75%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Jan ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Jan ETF | AllianzIM U.S. Equity Buffer10 Jan ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	10.42%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(10.31%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer20 Jan ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to January 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to January 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2022)	7.24%
Lowest Quarterly Return (Q2, 2022)	-5.56%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Jan ETF	One Year	Five Years	Since Inception
			12/31/2020
Return Before Taxes	10.05%	8.15%	8.15%
Return After Taxes on Distributions	10.05%	8.15%	8.15%
Return After Taxes on Distributions and Sale of Fund Shares	5.95%	6.43%	6.43%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	12.75%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Jan ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Jan ETF | AllianzIM Equity Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2022)
Highest Quarterly Return	7.24%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(5.56%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer10 Feb ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.48%
Lowest Quarterly Return (Q1, 2025)	-3.60%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Feb ETF	One Year	Since Inception 1/31/2023
Return Before Taxes	12.66%	15.72%
Return After Taxes on Distributions	12.66%	15.66%
Return After Taxes on Distributions and Sale of Fund Shares	7.49%	12.32%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.46%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Feb ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Feb ETF | AllianzIM U.S. Equity Buffer10 Feb ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.48%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(3.60%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer20 Feb ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	5.24%
Lowest Quarterly Return (Q1, 2025)	-2.16%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Feb ETF	One Year	Since Inception 1/31/2023
Return Before Taxes	9.42%	11.12%
Return After Taxes on Distributions	9.42%	11.10%
Return After Taxes on Distributions and Sale of Fund Shares	5.58%	8.66%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.46%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Feb ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Feb ETF | AllianzIM U.S. Equity Buffer20 Feb ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	5.24%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.16%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.33%
Lowest Quarterly Return (Q1, 2025)	-1.01%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Mar ETF	One Year	Since Inception 2/28/2023
Return Before Taxes	14.65%	16.65%
Return After Taxes on Distributions	14.65%	16.65%
Return After Taxes on Distributions and Sale of Fund Shares	8.67%	13.09%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	21.16%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Mar ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Mar ETF | AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.33%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.01%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	5.04%
Lowest Quarterly Return (Q1, 2025)	-0.48%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Mar ETF	One Year	Since Inception 2/28/2023

Return Before Taxes	10.35%	11.82%
Return After Taxes on Distributions	10.35%	11.82%
Return After Taxes on Distributions and Sale of Fund Shares	6.12%	9.21%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	21.16%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Mar ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Mar ETF | AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	5.04%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(0.48%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to April 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to April 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	8.70%
Lowest Quarterly Return (Q2, 2022)	-11.10%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Apr ETF	One Year	Five Years	Since Inception 5/28/2020
Return Before Taxes	7.68%	9.74%	10.45%
Return After Taxes on Distributions	7.68%	9.74%	10.18%
Return After Taxes on Distributions and Sale of Fund Shares	4.55%	7.72%	8.23%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	15.68%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Apr ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Apr ETF | AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	8.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(11.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to April 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to April 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	5.57%
Lowest Quarterly Return (Q2, 2022)	-6.87%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Apr ETF	One Year	Five Years	Since Inception 5/28/2020
Return Before Taxes	6.04%	6.38%	6.63%
Return After Taxes on Distributions	6.04%	6.38%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares	3.58%	5.00%	5.17%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	15.68%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Apr ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Apr ETF | AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	5.57%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(6.87%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2024)	6.48%
Lowest Quarterly Return (Q1, 2025)	-1.50%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 May ETF	One Year	Since Inception 4/28/2023
Return Before Taxes	11.01%	15.68%
Return After Taxes on Distributions	11.01%	15.68%
Return After Taxes on Distributions and Sale of Fund Shares	6.52%	12.28%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	20.35%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 May ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 May ETF | AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2024)
Highest Quarterly Return	6.48%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.50%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	5.07%
Lowest Quarterly Return (Q1, 2025)	0.03%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 May ETF	One Year	Since Inception 4/28/2023
Return Before Taxes	9.62%	11.60%
Return After Taxes on Distributions	9.62%	11.60%
Return After Taxes on Distributions and Sale of Fund Shares	5.70%	9.02%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	20.35%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 May ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 May ETF | AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	5.07%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	0.03%
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	8.06%
Lowest Quarterly Return (Q1, 2025)	-2.60%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Jun ETF	One Year	Since Inception 5/31/2023
Return Before Taxes	12.34%	15.58%
Return After Taxes on Distributions	12.34%	15.58%
Return After Taxes on Distributions and Sale of Fund Shares	7.30%	12.18%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	21.02%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Jun ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Jun ETF | AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	8.06%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.60%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.27%
Lowest Quarterly Return (Q1, 2025)	-1.20%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Jun ETF	One Year	Since Inception 5/31/2023
Return Before Taxes	11.02%	11.83%
Return After Taxes on Distributions	11.02%	11.83%
Return After Taxes on Distributions and Sale of Fund Shares	6.52%	9.20%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	21.02%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Jun ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Jun ETF | AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.27%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.20%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to July 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to July 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	8.99%
Lowest Quarterly Return (Q2, 2022)	-7.05%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Jul ETF	One Year	Five Years	Since Inception 6/30/2020
Return Before Taxes	13.56%	10.93%	11.99%
Return After Taxes on Distributions	13.56%	10.93%	11.76%
Return After Taxes on Distributions and Sale of Fund Shares	8.03%	8.71%	9.52%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	15.48%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Jul ETF | AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	8.99%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(7.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to July 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to July 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.78%
Lowest Quarterly Return (Q2, 2022)	-3.42%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Jul ETF	One Year	Five Years	Since Inception 6/30/2020
Return Before Taxes	11.39%	8.57%	8.91%
Return After Taxes on Distributions	11.39%	8.57%	8.78%
Return After Taxes on Distributions and Sale of Fund Shares	6.74%	6.77%	7.02%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	15.48%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Jul ETF | AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.78%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(3.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	8.54%
Lowest Quarterly Return (Q1, 2025)	-2.86%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Aug ETF	One Year	Since Inception 7/31/2023
Return Before Taxes	14.59%	15.81%
Return After Taxes on Distributions	14.59%	15.81%
Return After Taxes on Distributions and Sale of Fund Shares	8.64%	12.33%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	17.98%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Aug ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Aug ETF | AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	8.54%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.86%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	6.38%
Lowest Quarterly Return (Q1, 2025)	-1.54%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Aug ETF	One Year	Since Inception 7/31/2023
Return Before Taxes	11.03%	11.49%
Return After Taxes on Distributions	11.03%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares	6.53%	8.91%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	17.98%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Aug ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Aug ETF | AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	6.38%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.54%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.95%
Lowest Quarterly Return (Q1, 2025)	-2.74%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Sep ETF	One Year	Since Inception
		8/31/2023
Return Before Taxes	14.70%	15.74%
Return After Taxes on Distributions	14.70%	15.74%
Return After Taxes on Distributions and Sale of Fund Shares	8.71%	12.26%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.60%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Sep ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Sep ETF | AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.95%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.74%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	5.72%
Lowest Quarterly Return (Q1, 2025)	-1.38%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Sep ETF	One Year	Since Inception 8/31/2023
Return Before Taxes	10.38%	11.04%
Return After Taxes on Distributions	10.38%	11.04%
Return After Taxes on Distributions and Sale of Fund Shares	6.14%	8.55%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.60%

*	Returns of indices are of the fund currency.

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Sep ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Sep ETF | AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	5.72%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.38%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund's prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	8.03%
Lowest Quarterly Return (Q2, 2022)	-9.95%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Oct ETF	One Year	Five Years	Since Inception 9/30/2020
Return Before Taxes	13.71%	10.20%	11.13%
Return After Taxes on Distributions	13.71%	10.20%	11.13%
Return After Taxes on Distributions and Sale of Fund Shares	8.12%	8.10%	8.89%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	14.49%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Oct ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Oct ETF | AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	8.03%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(9.95%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	5.64%
Lowest Quarterly Return (Q2, 2022)	-5.05%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Oct ETF	One Year	Five Years	Since Inception 9/30/2020
Return Before Taxes	9.63%	8.51%	8.84%
Return After Taxes on Distributions	9.63%	8.51%	8.84%
Return After Taxes on Distributions and Sale of Fund Shares	5.70%	6.72%	7.01%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.75%	14.49%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Oct ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Oct ETF | AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	5.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(5.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.66%
Lowest Quarterly Return (Q3, 2023)	-3.34%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Nov ETF	One Year	Since Inception 10/31/2022
Return Before Taxes	12.52%	13.03%
Return After Taxes on Distributions	12.52%	13.03%
Return After Taxes on Distributions and Sale of Fund Shares	7.41%	10.23%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.71%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Nov ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Nov ETF | AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.66%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q3, 2023)
Lowest Quarterly Return	(3.34%)
Lowest Quarterly Return, Date	Sep. 30, 2023
AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2023)	5.61%
Lowest Quarterly Return (Q1, 2025)	-1.32%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Nov ETF	One Year	Since Inception
		10/31/2022
Return Before Taxes	9.13%	10.01%
Return After Taxes on Distributions	9.13%	10.01%
Return After Taxes on Distributions and Sale of Fund Shares	5.40%	7.81%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.71%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Nov ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Nov ETF | AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2023)
Highest Quarterly Return	5.61%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.32%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer10 Dec ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	8.91%
Lowest Quarterly Return (Q3, 2023)	-3.10%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer10 Dec ETF	One Year	Since Inception 11/30/2022
Return Before Taxes	14.73%	13.35%
Return After Taxes on Distributions	14.73%	13.28%
Return After Taxes on Distributions and Sale of Fund Shares	8.72%	10.44%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	18.26%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer10 Dec ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer10 Dec ETF | AllianzIM U.S. Equity Buffer10 Dec ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	8.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q3, 2023)
Lowest Quarterly Return	(3.10%)
Lowest Quarterly Return, Date	Sep. 30, 2023
AllianzIM U.S. Equity Buffer20 Dec ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	7.91%
Lowest Quarterly Return (Q3, 2023)	-2.23%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer20 Dec ETF	One Year	Since Inception
		11/30/2022
Return Before Taxes	11.56%	10.87%
Return After Taxes on Distributions	11.56%	10.68%
Return After Taxes on Distributions and Sale of Fund Shares	6.84%	8.39%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	18.26%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer20 Dec ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer20 Dec ETF | AllianzIM U.S. Equity Buffer20 Dec ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	7.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q3, 2023)
Lowest Quarterly Return	(2.23%)
Lowest Quarterly Return, Date	Sep. 30, 2023
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to January 1, 2023, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to January 1, 2023, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q4, 2023)	8.07%
Lowest Quarterly Return (Q2, 2022)	-9.73%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	One Year	Since Inception 12/31/2021
Return Before Taxes	12.52%	8.19%
Return After Taxes on Distributions	12.52%	8.19%
Return After Taxes on Distributions and Sale of Fund Shares	7.41%	6.41%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	9.47%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q4, 2023)
Highest Quarterly Return	8.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(9.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	6.17%
Lowest Quarterly Return (Q1, 2025)	-1.20%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	One Year	Since Inception 1/31/2024
Return Before Taxes	12.96%	13.54%
Return After Taxes on Distributions	12.96%	13.54%
Return After Taxes on Distributions and Sale of Fund Shares	7.67%	10.46%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	19.77%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	6.17%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.20%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	6.48%
Lowest Quarterly Return (Q1, 2025)	-1.40%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	One Year	Since Inception 2/29/2024
Return Before Taxes	13.26%	13.47%
Return After Taxes on Distributions	13.26%	13.47%
Return After Taxes on Distributions and Sale of Fund Shares	7.85%	10.39%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	17.41%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	6.48%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.40%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. Prior to October 1, 2022, the Fund invested in FLEX Options on the S&P 500® Price Return Index. Consequently, the performance information shown below for periods prior to October 1, 2022, reflects the Fund’s prior investment strategy and is not necessarily indicative of the performance that the Fund, based on its current investments, would have generated. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q1, 2023)	6.63%
Lowest Quarterly Return (Q2, 2022)	-8.43%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer 10 Apr/Oct ETF	One Year	Since Inception 9/30/2021
Return Before Taxes	6.94%	8.01%
Return After Taxes on Distributions	6.94%	8.01%
Return After Taxes on Distributions and Sale of Fund Shares	4.11%	6.28%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	11.51%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer 10 Apr/Oct ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q1, 2023)
Highest Quarterly Return	6.63%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q2, 2022)
Lowest Quarterly Return	(8.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	4.96%
Lowest Quarterly Return (Q1, 2025)	-2.17%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	One Year	Since Inception 4/30/2024
Return Before Taxes	7.03%	10.60%
Return After Taxes on Distributions	7.03%	10.60%
Return After Taxes on Distributions and Sale of Fund Shares	4.16%	8.14%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	20.17%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	4.96%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.17%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	4.66%
Lowest Quarterly Return (Q1, 2025)	-1.47%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	One Year	Since Inception 5/31/2024
Return Before Taxes	8.75%	9.55%
Return After Taxes on Distributions	8.75%	9.55%
Return After Taxes on Distributions and Sale of Fund Shares	5.18%	7.32%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	17.82%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	4.66%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(1.47%)
Lowest Quarterly Return, Date	Mar. 31, 2025